LONG-TERM DEBT AND CREDIT FACILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Long-term debt
Notional amount	$ 2,242.6
Deferred Financing Costs	(10.0)
Carrying Amount	2,232.6	$ 2,592.9
Fair Value	2,272.3	2,575.7
Senior notes
Long-term debt
Notional amount	1,242.6
Deferred Financing Costs	(9.1)
Carrying Amount	1,233.5	1,243.4
Fair Value	$ 1,272.3	$ 1,215.7
Senior notes | Minimum
Long-term debt
Interest rate (as a percent)	4.50%	4.50%
Senior notes | Maximum
Long-term debt
Interest rate (as a percent)	6.875%	6.875%
Revolving credit facility.
Long-term debt
Carrying Amount		$ 200.0
Fair Value		$ 200.0
Interest rate (as a percent)		1.45%
Term Loan
Long-term debt
Notional amount	$ 1,000.0
Deferred Financing Costs	(0.9)
Carrying Amount	999.1	$ 998.2
Fair Value	$ 1,000.0	$ 1,000.0
Interest rate (as a percent)	1.25%	1.25%
Tasiast Mauritanie Ltd. S.A.
Long-term debt
Carrying Amount		$ 151.3
Fair Value		$ 160.0
Interest rate (as a percent)		4.38%
Less: current portion
Long-term debt
Carrying Amount		$ 36.0
Long-term debt and credit facility
Long-term debt
Notional amount	$ 2,242.6
Deferred Financing Costs	(10.0)
Carrying Amount	2,232.6	2,556.9
Fair Value	$ 2,272.3	$ 2,575.7